Unsecured Promissory Notes and Warrants (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 07, 2016	Dec. 31, 2017	Dec. 31, 2016
Number of warrants issued to purchase of shares of common stock		333,332	906
Exercise price per share		$ 0.37	$ 0.45
Legal fees	$ 9
Amortization of debt discount		$ 116	$ 53
Interest expense		302	172
Warrants [Member]
Legal fees	4
Lambda [Member]
Interest expense related party		33	19
Entities Controlled by Member of Management [Member] | Lambda Investors, LLC [Member]
Due to related party		30
Entities Controlled by Member of Management [Member] | Lambda [Member]
Interest expense related party		3	2
Majority Shareholder [Member]
Due to related party		300
Note Holders [Member]
Interest expense		133	77
Interest paid		195
Accrued expenses		14
Note and Warrant Purchase Agreement [Member]
Gross proceeds from unsecured promissory notes and warrants	$ 1,187
Percentage of accrues interest rate per annum	11.00%
Note repayable date	Jun. 07, 2019
Legal fees	$ 13
Proceeds from warrant agreement	1,187
Proceeds from warrants	393
Unsecured promissory notes	$ 794
Amortization of debt discount		$ 116	$ 53
Note and Warrant Purchase Agreement [Member] | Investors [Member]
Number of warrants issued to purchase of shares of common stock	2,400,000
Exercise price per share	$ 0.30
Warrants exercisable term	5 years